Not FDIC Insured May Lose Value No Bank Guarantee
TLEMF-Q1PH

Schedule of Investments
(unaudited)
Templeton Emerging Markets Fund 2
Notes to Schedule of Investments 6

Templeton Emerging Markets Fund
Schedule of Investments (unaudited), November 30, 2022
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 91.9%
Brazil 2.5%
Americanas SA .................. Internet & Direct Marketing Retail 312,039 $ 634,753
TOTVS SA ..................... Software 16,080 95,590
Vale SA ........................ Metals & Mining 260,748 4,305,115
a
XP, Inc., A ...................... Capital Markets 24,872 435,509
5,470,967
Cambodia 0.2%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 736,916 535,267
Chile 0.7%
Banco Santander Chile, ADR ....... Banks 103,137 1,609,968
China 27.6%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 996,539 10,845,704
a
Alibaba Group Holding Ltd., ADR .... Internet & Direct Marketing Retail 6,343 555,393
b
BAIC Motor Corp. Ltd., H, 144A, Reg S Automobiles 360,000 99,444
a
Baidu, Inc., A .................... Interactive Media & Services 113,708 1,534,590
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., A ........... Construction Materials 233,200 1,095,712
a,c
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 8,358,200 4,761,867
Chervon Holdings Ltd. ............. Household Durables 7,600 43,527
China Merchants Bank Co. Ltd., A .... Banks 438,562 2,176,896
China Merchants Bank Co. Ltd., H .... Banks 687,088 3,489,821
China Resources Cement Holdings Ltd. Construction Materials 2,723,222 1,478,229
China Resources Land Ltd. ......... Real Estate Management & Development 121,662 565,121
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 797,371 605,433
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 48,458 2,757,745
b
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 732,186 505,686
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 703,945 4,537,800
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 686,624 835,590
JD.com, Inc., A .................. Internet & Direct Marketing Retail 11,101 316,915
NetEase , Inc. ................... Entertainment 130,526 1,887,264
Ping An Bank Co. Ltd., A ........... Banks 852,800 1,581,075
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 404,337 2,496,428
Prosus NV ..................... Internet & Direct Marketing Retail 80,992 5,301,036
Tencent Holdings Ltd. ............. Interactive Media & Services 223,708 8,459,975
a
Tencent Music Entertainment Group,
ADR ........................ Entertainment 285,091 1,998,488
Uni -President China Holdings Ltd. .... Food Products 2,385,868 2,094,257
Weifu High-Technology Group Co. Ltd.,
B ........................... Auto Components 269,612 449,158
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg
S ........................... Life Sciences Tools & Services 80,660 528,635
61,001,789
Hong Kong 1.4%
Techtronic Industries Co. Ltd. ....... Machinery 251,059 3,060,508
Hungary 0.9%
Richter Gedeon Nyrt . ............. Pharmaceuticals 90,408 1,945,434
India 11.9%
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 28,211 2,192,053
HDFC Bank Ltd. ................. Banks 220,295 4,372,458

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
ICICI Bank Ltd. .................. Banks 1,167,910 $ 13,694,425
Infosys Ltd. ..................... IT Services 88,535 1,800,931
a
PB Fintech Ltd. .................. Insurance 101,565 568,153
Tata Consultancy Services Ltd. ...... IT Services 43,339 1,821,435
a
Zomato Ltd. .................... Internet & Direct Marketing Retail 2,278,796 1,857,415
26,306,870
Indonesia 0.8%
Astra International Tbk . PT ......... Automobiles 4,313,301 1,668,812
Mexico 2.3%
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand , ADR ................. Banks 766,117 4,604,363
a,b
Nemak SAB de CV, 144A, Reg S .... Auto Components 1,845,731 550,181
5,154,544
Pakistan 0.2%
MCB Bank Ltd. .................. Banks 1,048,503 556,605
Peru 0.5%
c
Intercorp Financial Services, Inc. ..... Banks 46,998 1,156,151
Russia 0.0%
d
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 86,387 —
a,d
Sberbank of Russia PJSC .......... Banks 1,014,728 —
a,b,d
VK Co. Ltd., GDR, Reg S .......... Interactive Media & Services 56,814 —
a,d
Yandex NV, A ................... Interactive Media & Services 87,356 —
—
South Africa 0.3%
Netcare Ltd. .................... Health Care Providers & Services 848,707 735,011
South Korea 19.3%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 83,240 2,142,602
KT Skylife Co. Ltd. ............... Media 45,931 304,595
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 33,474 1,005,625
LG Chem Ltd. ................... Chemicals 1,728 997,321
LG Corp. ....................... Industrial Conglomerates 98,917 6,449,849
NAVER Corp. ................... Interactive Media & Services 45,318 6,660,538
POSCO Holdings, Inc. ............ Metals & Mining 12,652 2,928,116
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 296,278 14,393,495
Samsung Life Insurance Co. Ltd. ..... Insurance 86,446 4,906,654
Soulbrain Co. Ltd. ................ Chemicals 17,332 2,880,647
42,669,442
Taiwan 15.3%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 381,630 1,254,457
MediaTek , Inc. .................. Semiconductors & Semiconductor Equipment 360,421 8,743,234
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,477,450 23,820,507
33,818,198
Thailand 2.5%
Kasikornbank PCL ............... Banks 662,952 2,741,870
Kiatnakin Phatra Bank PCL ......... Banks 534,625 1,094,556
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 2,264,747 751,380

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Thailand (continued)
Thai Beverage PCL ............... Beverages 1,836,100 $ 859,859
5,447,665
United Arab Emirates 0.7%
a
Americana Restaurants International
plc, (AED Traded) .............. Hotels, Restaurants & Leisure 318,588 227,247
a
Americana Restaurants International
plc, (SAR Traded) .............. Hotels, Restaurants & Leisure 547,734 390,484
a,e
Emirates Central Cooling Systems Corp. Water Utilities 2,264,456 826,106
1,443,837
United Kingdom 1.6%
Unilever plc ..................... Personal Products 70,522 3,527,497
United States 3.2%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 51,668 3,214,266
Genpact Ltd. .................... IT Services 85,929 3,962,186
7,176,452
Total Common Stocks (Cost $166,885,017) .....................................
203,285,017
a
Preferred Stocks 6.4%
Brazil 6.4%
f
Banco Bradesco SA, ADR, 3.97% .... Banks 1,492,166 4,431,733
f
Itau Unibanco Holding SA, ADR, 2.09% Banks 947,575 4,718,923
f
Petroleo Brasileiro SA, 43.15% ...... Oil, Gas & Consumable Fuels 987,956 5,073,761
14,224,417
Total Preferred Stocks (Cost $16,303,509) ......................................
14,224,417
a a a a a
Escrows and Litigation Trusts 0.0%
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 38,214 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $183,188,526) ...............................
217,509,434

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See A bbreviations on page 8
.
Short Term Investments 11.4%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 11.4%
United States 11.4%
g,h
Institutional Fiduciary Trust - Money
Market Portfolio, 3.446% ......... 25,261,949 $ 25,261,949
Total Money Market Funds (Cost $25,261,949) ..................................
25,261,949
a a a a a
Total Short Term Investments (Cost $25,261,949 ) ................................
25,261,949
a a a
Total Investments (Cost $208,450,475) 109.7% ..................................
$242,771,383
Credit Facility (9.0)% .........................................................
(20,000,000)
Other Assets, less Liabilities (0.7)% ...........................................
(1,590,389)
Net Assets 100.0% ...........................................................
$221,180,994
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2022, the aggregate value of these securities was $1,683,946, representing 0.8% of net assets.
c
A portion or all of the security is on loan at November 30, 2022.
d
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-
end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended November
30, 2022, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2022, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.446% $ 24,580,506 $ 11,775,684 $ (11,094,241) $ — $ — $ 25,261,949 25,261,949 $ 161,598
Total Affiliated Securities ... $24,580,506 $11,775,684 $(11,094,241) $— $— $25,261,949 $161,598
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 5,470,967 $ — $ — $ 5,470,967
Cambodia ............................ — 535,267 — 535,267
Chile ................................ 1,609,968 — — 1,609,968
China ............................... 10,073,493 50,928,296 — 61,001,789
Hong Kong ........................... — 3,060,508 — 3,060,508
Hungary ............................. — 1,945,434 — 1,945,434
India ................................ — 26,306,870 — 26,306,870
Indonesia ............................ — 1,668,812 — 1,668,812
Mexico .............................. 5,154,544 — — 5,154,544
Pakistan ............................. 556,605 — — 556,605
Peru ................................ 1,156,151 — — 1,156,151
Russia ............................... — — —
a
—

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Currency
AED
Emirati Dirham
SAR
Saudi Riyal
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At November 30, 2022, the reconciliation is as follows:
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
South Africa ........................... $ — $ 735,011 $ — $ 735,011
South Korea .......................... — 42,669,442 — 42,669,442
Taiwan ............................... — 33,818,198 — 33,818,198
Thailand ............................. — 5,447,665 — 5,447,665
United Arab Emirates .................... 826,106 617,731 — 1,443,837
United Kingdom ........................ — 3,527,497 — 3,527,497
United States .......................... 7,176,452 — — 7,176,452
Preferred Stocks ........................ 14,224,417 — — 14,224,417
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 25,261,949 — — 25,261,949
Total Investments in Securities ........... $71,510,652 $171,260,731
c
$— $242,771,383
a
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at November 30, 2022.
b
Includes financial instruments determined to have no value at November 30, 2022.
c
Includes foreign securities valued at $170,643,000, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
a
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Emerging Markets Fund
Assets:
Investments in Securities:
Common Stocks :
China ...... $ 2,551,901 $ — $ — $ — $ (2,551,901) $ — $ — $ — $ — $ —
Russia ...... —
b
— — — — — — — —
b
—
Escrows and
Litigation Trusts —
b
— — — — — — — —
b
—
Total Investments in
Securities ....... $2,551,901 $— $— $— $(2,551,901) $— $— $— $— $—
a
Transfers out of L evel 3 were as a result of changes in the levels of observable liquidity and the improved reliability of a significant input.
b
Includes financial instruments determined to have no value.
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.